Allison L. Pristash 60 State Street
Mail Stop BO7-19-4
Boston, MA 02109
Tel +1 617 357 1220 allison.pristash@blackrock.com

February 25, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2046 Term Treasury ETF, each dated February 23, 2026, do not differ from those contained in Post-Effective Amendment No. 2,878 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2026.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary